Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,010,124	$ 5,950,038
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities		3,381,318
CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		1,179,526
COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities		465,476
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	1,074,320	1,041,182
Subordinated Bonds [member] | Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Debt Securities	95,599	95,485
Subordinated Bonds [member] | CLP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	781,925	766,086
Subordinated Bonds [member] | COP [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 196,796	$ 179,611